ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Sep. 30, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts payable and other liabilities at September 30, 2011 and 2010 consist of the following:

	2011	2010

Accounts payable – trade	$1,340,114	$889,724
Accrued interest	105,721	16,258
Accrued taxes under employment agreement	-	315,000
Accrued payroll	122,715	99,714
Other accrued expenses	66,803	91,385
Total	$1,635,353	$1,412,081